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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321

                          Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30, 2004


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



item 1. schedule of investments.



                                     PIONEER
                             -----------------------
                                    MUNICIPAL
                                      HIGH
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report

                                    10/31/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
-----------------------------------------------
Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       7
Financial Statements                         16
Notes to Financial Statements                20
Trustees, Officers and Service Providers     28

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

As always, thank you for your investment in Pioneer Municipal High Income Trust.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

Health                            25.0%
Insured                           14.7%
Airport                           14.5%
Tobacco                            9.9%
Pollution Control                  8.8%
Education                          6.7%
Development                        6.3%
Power                              3.9%
Facilities                         2.8%
Other                              2.0%
General Obligation                 1.8%
Transportation                     1.6%
Housing                            1.5%
Utilities                          0.3%
Water                              0.2%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of long-term holdings)

[The following table was depicted as a pie chart in the printed material.]

0-1 years                        4.1%
1-3 years                        4.8%
3-6 years                       21.0%
6-8 years                       32.5%
8-10 years                      10.8%
10+ years                       26.8%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of holdings)

[The following table was depicted as a pie chart in the printed material.]

AAA                             20.4%
AA                               5.9%
A                                3.0%
BBB                             27.1%
BB & Lower                      42.7%
Cash Equivalents                 0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

    1.   Greenville County School District, 5.5%, 12/1/28                 3.75%
    2.   Allegheny County Hospital Development Authority Revenue,
          9.25%, 11/15/30                                                 3.35
    3.   Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1/25         2.62
    4.   Tobacco Settlement Financing Corp., 6.75%, 6/1/39                2.49
    5.   Birmingham Alabama General Obligation, 5.0%, 12/1/32             2.42
    6.   Metropolitan Pier & Exposition Authority Dedicated State Tax
          Revenue, 0.0%, 6/15/22                                          2.33
    7.   Gila County Industrial Development Authority, 5.55%, 1/1/27      2.29
    8.   Oklahoma Development Finance Authority Revenue,
          5.625%, 8/15/29                                                 2.14
    9.   New Jersey Economic Development Authority Revenue,
          6.25%, 9/15/29                                                  2.01
   10.   Johnson City Health & Educational Facilities Board Hospital
          Revenue, 7.5%, 7/1/33                                           1.94

*This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share   10/31/04   4/30/04
                   $14.45     $13.70


Net Asset Value
per Common Share   10/31/04   4/30/04
                   $14.97     $14.76

Distributions
per Common Share      Income      Short-Term      Long-Term
(5/1/04 - 10/31/04)   Dividends   Capital Gains   Capital Gains
                      $0.54       $      -        $      -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Municipal High Income Trust, compared to that of the Lehman Brothers Municipal Bond Index and Lehman
Brothers Non-Investment Grade Municipal Bond Index.

------------------------------------------
Cumulative Total Returns
(As of October 31, 2004)

                     Net Asset      Market
Period                 Value         Price
Life-of-Trust
(7/17/03)             13.91%         5.04%
1 Year                9.91%          4.03%

------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                                                     Lehman
                                                    Brothers
                   Pioneer         Lehman        Non-Investment
                  Municipal       Brothers           Grade
                 High Income      Municipal        Municipal
                    Trust        Bond Index       Bond Index
                 -----------     ----------      --------------
7/31/2003         $10,000          $10,000         $10,000
4/30/2004         $11,020          $10,441         $11,014
10/31/2004        $11,598          $10,504         $11,574

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed end funds, unlike open-end funds, are not continuously offered. Once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins July 31, 2003. The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Lehman Brothers Non-Investment Grade Municipal Bond Index totals over $26 billion in market value and maintains over 1300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, dated date greater than 12-31-90, deal size over $20 million, maturity size of at least $3 trillion. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

Municipal bonds continued to deliver relatively strong results during the six-month period ended October 31, 2004. In the following interview, David Eurkus, a member of the Trust's management team, reviews the Trust's investment process, strategy and outlook.

Q: How did the Trust perform during the six-month period ended October 31, 2004?

A: For the period, Pioneer Municipal High Income Trust returned 5.33% at net asset value and 9.54% at market price. As of October 31, 2004, the Trust was selling at a discount of market price to net asset value of 3.47%. The Lehman Brothers Municipal Bond Index returned 4.79% and the Lehman Brothers Non-Investment Grade Municipal Bond Index returned 5.09%. At the end of the period, the Trust held 111 issues in 32 states, including District of Columbia. On October 31, 2004, the Trust's 30-day SEC yield was 7.32%. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost.

Q:   What was the environment like during the period?

A: After several months of robust economic growth, a number of reports associated with the economy indicated that the rapid pace of growth had shifted to a slower but steady rate. Despite a slight pullback in the economic expansion, the Federal Reserve maintained a tighter monetary policy. During the period, the Fed boosted the federal funds rate on three occasions, each time by 0.25%. (The federal funds rate is the rate banks charge each other for overnight loans.)

     Higher interest rates tend to have a negative impact on most types of bonds, because as rates rise, bond prices decline. However, high-yield securities, like those in the portfolio, are less affected by rising interest rates. This is because interest rates go up when the economy is recovering, and a stronger economy leads to better corporate profits. When a company's profits rise, its bonds become more valuable because its credit quality improves.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: The Trust outperformed both the Lehman Brothers Municipal Bond Index and the Lehman Brothers Non-Investment Grade Municipal Bond Index. What strategies benefited performance?

A: The Trust remained fully invested in a broad pool of revenue bonds that are backed by revenue from essential services, such as hospitals and health care, transportation, public power and education. Smaller positions in a variety of other sectors accounted for about 23.1% of net assets.

     Keeping with our mandate of providing a relatively high level of income, we sought securities in both the investment-grade and below investment-grade areas of the market. This approach allowed us to provide a substantial amount of tax-free income. At the end of the period, 56.4% of the portfolio was in investment-grade bonds, those rated BBB or better, 42.7% was in below investment-grade bonds, rated BB or lower, and 0.9% was in cash. When selecting below-investment grade securities, we emphasized the debt of companies whose businesses were poised to improve as the economy strengthened. This lower quality debt accounted for the biggest contribution to performance. Overall, the average credit quality of the Trust was BBB+.

     Historically low interest rates enabled the Trust to borrow funds to invest in below investment-grade and investment-grade bonds, and then use the leverage to invest in higher-yielding bonds. This strategy generated additional income to the Trust. At the end of the six months on October 31, 2004, about 23% of the Trust was leveraged, giving a boost to performance as high-yield bonds gained in value.


Q:   What detracted from performance?

A: Investments in the air transportation sector detracted the most. Rising oil prices had a big impact on this sector, as the cost of jet fuel substantially increased the airlines' operating costs. In addition, widespread publicity about potential bankruptcies for some high profile airlines pulled down the whole sector.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                           (continued)
--------------------------------------------------------------------------------

Q:   What is your outlook over the next several months?

A: As we move into 2005, we are optimistic in our outlook. We think the economy will continue to grow at a slower pace with no substantial increase in inflation. We also expect corporate earnings to remain relatively strong, although they may pull back from the high levels of the past year. This backdrop should be supportive of the bonds in the Trust. We expect to keep the Trust well diversified in a combination of below investment-grade and investment-grade bonds in a variety of economic sectors.


Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Trust will generally rise. When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04 (unaudited)
--------------------------------------------------------------------------------

                  S&P/
   Principal     Moody's
    Amount       Ratings                                                                 Value
                             TAX EXEMPT OBLIGATIONS - 127.6% of Net Assets
                             Alabama - 3.6%
 $10,000,000     AAA/Aaa     Birmingham Alabama General Obligation,
                             5.0%, 12/1/32                                         $ 10,213,700
   1,500,000     BBB/NR      Camden Alabama Industrial Development Board,
                             6.125%, 12/1/24                                          1,617,420
                                                                                   ------------
                                                                                   $ 11,831,120
                                                                                   ------------
                             Arizona - 7.3%
   5,000,000     B+/Ba3      Apache County Industrial Development Authority,
                             5.85%, 3/1/28                                         $  4,968,700
   5,000,000     B+/Ba3      Apache County Industrial Development Authority,
                             5.875%, 3/1/33                                           4,962,000
  11,630,000     B-/Ca       Gila County Industrial Development Authority,
                             5.55%, 1/1/27                                            9,664,181
   3,000,000     NR/NR       Maricopa County Industrial Development Authority,
                             7.875%, 4/1/27                                           3,093,510
   1,000,000     NR/Baa3     Pima County Industrial Development Authority,
                             7.25%, 7/1/31                                            1,068,880
     500,000     NR/Baa2     Yavapai County Industrial Development Authority,
                             6.0%, 8/1/33                                               523,860
                                                                                   ------------
                                                                                   $ 24,281,131
                                                                                   ------------
                             California - 11.3%
   7,270,000     A/A3        California State General Obligation,
                             5.25%, 2/1/28                                         $  7,636,335
   5,150,000     BBB/Baa3    Golden State Tobacco Securitization Corp.,
                             7.8%, 6/1/42                                             5,528,886
   7,000,000     BBB/Baa3    Golden State Tobacco Securitization Corp.,
                             7.875%, 6/1/42                                           7,548,870
   4,000,000     AAA/Aaa     Palm Desert Financing Authority Tax Allocation
                             Revenue, 5.0%, 4/1/30                                    4,102,360
   3,000,000     AAA/Aaa     San Diego Unified School District, 5.0%, 7/1/25          3,122,040
   2,500,000     AAA/Aaa     University of California Revenue, 5.0%, 5/15/25          2,611,250
   7,000,000     B+/NR       Valley Health System Hospital Revenue,
                             6.5%, 5/15/25                                            6,776,560
                                                                                   ------------
                                                                                   $ 37,326,301
                                                                                   ------------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04 (unaudited)                       (continued)
--------------------------------------------------------------------------------

                          S&P/
      Principal         Moody's
        Amount          Ratings                                                                 Value
                                    Connecticut - 1.8%
   $   2,205,000        BB/Ba1      Connecticut State Health & Educational Facilities
                                    Authority Revenue, 5.375%, 7/1/17                      $ 2,038,522
       4,400,000        BB/Ba1      Connecticut State Health & Educational Facilities
                                    Authority Revenue, 5.5%, 7/1/27                          3,819,640
                                                                                           -----------
                                                                                           $ 5,858,162
                                                                                           -----------
                                    District of Columbia - 3.6%
       5,000,000        BBB/Baa3    District of Columbia Tobacco Settlement Financing
                                    Corp., 6.5%, 5/15/33                                   $ 4,710,300
       7,325,000        BBB/Baa3    District of Columbia Tobacco Settlement Financing
                                    Corp., 6.75%, 5/15/40                                    7,104,371
                                                                                           -----------
                                                                                           $11,814,671
                                                                                           -----------
                                    Florida - 4.4%
       2,000,000        NR/NR       Beacon Lakes Community Development,
                                    6.9%, 5/1/35                                           $ 2,097,960
       2,300,000        CC/C        Hillsborough County Aviation Authority Revenue,
                                    6.8%, 1/1/24                                               920,000
       1,650,000        BBB-/Baa2   Polk County Industrial Development Revenue,
                                    5.85%, 12/1/30                                           1,670,196
       2,000,000        NR/NR       Seminole Tribe Convention-A, 8.95%, 10/1/33              2,324,960
       1,900,000        NR/NR       Seminole Tribe Convention-A, 10.0%, 10/1/33              2,340,249
       5,000,000        NR/Baa2     Tallahassee Health Facilities Revenue,
                                    6.375%, 12/1/30                                          5,083,950
                                                                                           -----------
                                                                                           $14,437,315
                                                                                           -----------
                                    Georgia - 0.4%
       1,325,000        NR/NR       Brunswick & Glynn County Development Authority
                                    Revenue, 7.25%, 1/1/35                                 $ 1,313,419
                                                                                           -----------
                                    Idaho - 1.6%
       5,000,000        BB+/Ba3     Power County Industrial Development Corp.,
                                    6.45%, 8/1/32                                          $ 5,125,950
                                                                                           -----------
                                    Illinois - 4.0%
       1,000,000        NR/NR       Centerpoint Intermodal Center, 8.0%,
                                    6/15/23 (144A)                                         $   974,690
       2,790,000        CC/C        Chicago Illinois O'Hare International Airport,
                                    6.45%, 5/1/18                                              920,700
       1,500,000        NR/NR       Illinois Health Facilities Authority Revenue,
                                    6.9%, 11/15/33                                           1,509,630
      16,880,000 (a)    AAA/Aaa     Metropolitan Pier & Exposition Authority Dedicated
                                    State Tax Revenue, 0.0%, 6/15/22                         9,850,324
                                                                                           -----------
                                                                                           $13,255,344
                                                                                           -----------

8    The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
  Principal     Moody's
    Amount      Ratings                                                            Value
                            Indiana - 1.6%
 $1,000,000     BBB+/Baa1   Indiana State Development Finance Authority
                            Revenue, 5.6%, 12/1/32                            $ 1,018,530
  4,300,000     CCC+/Caa2   Indiana State Development Finance Authority
                            Revenue, 5.75%, 10/1/11                             4,297,592
                                                                              -----------
                                                                              $ 5,316,122
                                                                              -----------
                            Kentucky - 2.0%
  7,050,000     CC/Ca       Kenton County Airport Revenue, 7.5%, 2/1/12       $ 5,217,353
  1,965,000     CC/Ca       Kenton County Airport Revenue, 7.5%, 2/1/20         1,375,500
                                                                              -----------
                                                                              $ 6,592,853
                                                                              -----------
                            Massachusetts - 10.6%
  1,300,000     NR/Aaa      Ashland Massachusetts General Obligation,
                            5.25%, 5/15/17                                    $ 1,464,905
  1,305,000     NR/Aaa      Ashland Massachusetts General Obligation,
                            5.25%, 5/15/21                                      1,439,467
  2,435,000     AAA/Aaa     Massachusetts Health & Educational Facilities
                            Authority Revenue, 5.0%, 7/15/35                    2,494,487
  7,050,000     AAA/Aaa     Massachusetts Health & Educational Facilities
                            Authority Revenue, 5.125%, 7/15/37                  7,299,993
  1,000,000     AA/NR       Massachusetts Health & Educational Facilities
                            Authority Revenue, 5.25%, 10/15/33                  1,044,950
  3,500,000     BBB/Baa3    Massachusetts Health & Educational Facilities
                            Authority Revenue, 6.25%, 7/1/22                    3,708,495
  5,000,000     BBB-/NR     Massachusetts Health & Educational Facilities
                            Authority Revenue, 6.75%, 10/1/33                   5,259,400
     75,000     BB/NR       Massachusetts State Development Finance
                            Agency, 5.25%, 10/1/18                                 64,882
  5,000,000     AAA/Aaa     Massachusetts State Development Finance
                            Agency, 5.75%, 1/1/42                               5,898,100
  1,075,000     NR/A2       Massachusetts State Development Finance
                            Agency, 6.0%, 8/1/17                                1,290,484
  5,055,000     AA-/Aa3     Massachusetts State Housing Finance
                            Agency, 5.25%, 12/1/33                              5,121,018
                                                                              -----------
                                                                              $35,086,181
                                                                              -----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04 (unaudited)                       (continued)
--------------------------------------------------------------------------------

                  S&P/
  Principal     Moody's
    Amount      Ratings                                                               Value
                            Michigan - 4.1%
 $ 1,500,000    BBB-/NR     John Tolfree Health System Corp., 6.0%, 9/15/23      $ 1,453,485
   4,010,000    BBB-/Ba1    Michigan State Hospital Finance Authority
                            Revenue, 6.0%, 2/1/24                                  3,872,938
   2,000,000    NR/NR       Michigan State Hospital Finance Authority
                            Revenue, 6.4%, 1/1/15                                  1,981,240
   7,690,000    NR/NR       Wayne Charter County Michigan Special Airport
                            Facilities Revenue, 6.75%, 12/1/15                     6,340,405
                                                                                 -----------
                                                                                 $13,648,068
                                                                                 -----------
                            Minnesota - 4.3%
   1,675,000    BB/NR       Duluth Economic Development Authority Health
                            Care Facilities Revenue, 7.25%, 6/15/32              $ 1,757,913
  13,260,000    NR/NR       Minneapolis/St. Paul Metropolitan Airports,
                            7.0%, 4/1/25                                          11,067,989
   1,430,000    BB/Ba2      St. Paul Housing & Redevelopment Authority,
                            6.625%, 11/1/17                                        1,444,786
                                                                                 -----------
                                                                                 $14,270,688
                                                                                 -----------
                            Mississippi - 0.9%
   3,000,000    BBB/Ba1     Mississippi Business Finance Corp. Pollution
                            Control Revenue, 5.9%, 5/1/22                        $ 3,031,110
                                                                                 -----------
                            Missouri - 1.4%
   5,500,000    NR/B3       St. Louis Industrial Development Authority
                            Revenue, 7.25%, 12/15/35                             $ 4,478,155
                                                                                 -----------
                            Nevada - 1.5%
   1,000,000    BBB-/Baa2   Clark County Industrial Development Revenue,
                            5.45%, 3/1/38                                        $ 1,057,540
   1,850,000    B-/NR       Clark County Industrial Development Revenue,
                            5.5%, 10/1/30                                          1,775,944
   2,000,000    NR/NR       Nevada State Department of Business & Industry,
                            7.25%, 1/1/23                                          1,996,700
                                                                                 -----------
                                                                                 $ 4,830,184
                                                                                 -----------
                            New Hampshire - 0.9%
   3,000,000    AAA/Aaa     Manchester School Facilities Revenue,
                            5.125%, 6/1/28                                       $ 3,133,530
                                                                                 -----------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        S&P/
      Principal        Moody's
       Amount          Ratings                                                             Value
                                  New Jersey - 7.9%
   $  2,000,000        B/Caa2     New Jersey Economic Development Authority
                                  Revenue, 6.25%, 9/15/19                             $ 1,555,340
     11,700,000        B/Caa2     New Jersey Economic Development Authority
                                  Revenue, 6.25%, 9/15/29                               8,473,608
      1,000,000        B/Caa2     New Jersey Economic Development Authority
                                  Revenue, 6.4%, 9/15/23                                  777,020
      6,150,000        B/Caa2     New Jersey Economic Development Authority
                                  Revenue, 7.0%, 11/15/30                               4,855,118
     10,750,000        BBB/Baa3   Tobacco Settlement Financing Corp.,
                                  6.75%, 6/1/39                                        10,523,928
                                                                                      -----------
                                                                                      $26,185,014
                                                                                      -----------
                                  New Mexico - 1.6%
     3,700,000 +       NR/NR      New Mexico Hospital Equipment Loan Council,
                                  6.4%, 6/1/16                                        $ 4,008,025
      1,350,000 (b)    BBB-/NR    Santa Fe Educational Facilities Revenue,
                                  5.75%, 10/1/28                                        1,332,653
                                                                                      -----------
                                                                                      $ 5,340,678
                                                                                      -----------
                                  New York - 5.8%
      2,000,000        A/NR       New York City Industrial Development Agency,
                                  5.375%, 6/1/23                                      $ 2,068,120
      5,625,000        CCC/Caa2   New York City Industrial Development Agency,
                                  6.9%, 8/1/24                                          3,546,338
      5,000,000        AAA/Aaa    New York City Trust Cultural Resources Revenue,
                                  5.125%, 7/1/31                                        5,193,950
      2,000,000        NR/NR      Suffolk County Industrial Development Agency,
                                  7.25%, 1/1/30                                         1,970,160
      6,000,000        AAA/Aaa    Triborough Bridge & Tunnel Authority Revenue,
                                  5.25%, 11/15/30                                       6,363,240
                                                                                      -----------
                                                                                      $19,141,808
                                                                                      -----------
                                  North Carolina - 1.5%
      2,000,000        AA+/Aa2    Charlotte North Carolina Certificates of
                                  Participation, 5.0%, 6/1/33                         $ 2,044,760
      4,600,000 (c)    NR/NR      Charlotte North Carolina Special Facilities
                                  Revenue, 7.75%, 2/1/28                                1,932,000
      1,000,000        AA+/Aa2    Charlotte North Carolina Storm Weather Fee
                                  Revenue, 5.0%, 6/1/34                                 1,031,010
                                                                                      -----------
                                                                                      $ 5,007,770
                                                                                      -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04 (unaudited)                       (continued)
--------------------------------------------------------------------------------

                        S&P/
     Principal        Moody's
       Amount         Ratings                                                                   Value
                                  Oklahoma - 5.2%
   $  3,000,000 ++    AAA/Aaa     Oklahoma Development Finance Authority
                                  Revenue, 5.625%, 8/15/19                                 $ 3,398,100
      8,000,000 ++    AAA/Aaa     Oklahoma Development Finance Authority
                                  Revenue, 5.625%, 8/15/29                                   9,027,040
       4,100,000      B-/Caa2     Tulsa Municipal Airport Revenue, 5.65%, 12/1/35            3,791,475
       1,225,000      B-/Caa2     Tulsa Municipal Airport Revenue, 6.25%, 6/1/20               953,993
                                                                                           -----------
                                                                                           $17,170,608
                                                                                           -----------
                                  Oregon - 4.7%
       1,000,000      NR/NR       Klamath Falls Electric Revenue, 5.75%, 1/1/13            $ 1,013,790
       7,000,000      NR/NR       Klamath Falls Electric Revenue, 6.0%, 1/1/25               6,946,730
       7,500,000      NR/NR       Western Generation Agency Cogeneration Project
                                  Revenue, 7.125%, 1/1/21                                    7,638,300
                                                                                           -----------
                                                                                           $15,598,820
                                                                                           -----------
                                  Pennsylvania - 9.6%
       1,550,000      NR/Baa1     Allegheny County Hospital Development Authority
                                  Revenue, 5.125%, 5/1/25                                  $ 1,385,669
      12,300,000      B/B1        Allegheny County Hospital Development Authority
                                  Revenue, 9.25%, 11/15/30                                  14,168,493
       2,500,000      BBB-/Baa2   Beaver County Industrial Development Authority,
                                  7.625%, 5/1/25                                             2,614,900
       1,000,000      BB-/NR      Columbia County Hospital Authority Health Care
                                  Revenue, 5.9%, 6/1/29                                        800,770
       5,000,000      BBB/Baa3    Delaware County Industrial Development Authority
                                  Revenue, 6.1%, 7/1/13                                      5,351,850
       1,000,000      BBB/Ba2     Hazleton Health Services Authority Hospital
                                  Revenue, 5.625%, 7/1/17                                      848,950
       1,280,000      NR/B2       Langhorne Manor Borough Higher Education &
                                  Health Authority Revenue, 7.35%, 7/1/22                    1,261,171
         500,000      BBB+/NR     Pennsylvania Higher Educational Facilities Authority
                                  Revenue, 5.4%, 7/15/36                                       513,945
       5,000,000      BBB-/Baa2   Philadelphia Hospitals & Higher Education
                                  Facilities Authority Revenue, 6.5%, 11/15/22               5,000,600
                                                                                           -----------
                                                                                           $31,946,348
                                                                                           -----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
  Principal     Moody's
    Amount      Ratings                                                                 Value
                            South Carolina - 8.1%
 $ 4,250,000    BBB/Baa2    Georgetown County Environmental Improvement
                            Revenue, 5.95%, 3/15/14                                $ 4,786,265
  15,000,000    AA-/A1      Greenville County School District, 5.5%, 12/1/28        15,834,750
   5,850,000    BBB/Baa2    South Carolina Jobs Economic Development
                            Authority Revenue, 6.375%, 8/1/34                        6,247,391
                                                                                   -----------
                                                                                   $26,868,406
                                                                                   -----------
                            Tennessee - 3.8%
   7,000,000    BBB+/Baa2   Johnson City Health & Educational Facilities Board
                            Hospital Revenue, 7.5%, 7/1/33                         $ 8,212,400
   4,480,000    NR/Baa3     Knox County Health Educational & Housing Facili-
                            ties Board Hospital Revenue, 6.375%, 4/15/22             4,527,622
                                                                                   -----------
                                                                                   $12,740,022
                                                                                   -----------
                            Texas - 5.2%
   7,500,000    CCC/Caa2    Alliance Airport Authority Special Facilities
                            Revenue, 7.5%, 12/1/29                                 $ 4,799,925
   1,345,000    NR/Baa3     Bexar County Housing Finance Corp.,
                            8.0%, 12/1/36                                            1,402,082
   5,500,000    CC/Ca       Dallas-Fort Worth International Airport Revenue,
                            7.125%, 11/1/26                                          1,815,000
   2,800,000    CC/Ca       Dallas-Fort Worth International Airport Revenue,
                            7.6%, 11/1/11                                              924,000
     750,000    CC/Ca       Dallas-Fort Worth International Airport Revenue,
                            7.625%, 11/1/21                                            247,500
   4,000,000    NR/NR       Decatur Hospital Authority Revenue, 7.0%, 9/1/25         4,050,480
   1,000,000    BB/NR       Georgetown Health Facilities Development Corp.,
                            6.25%, 8/15/29                                             959,090
   3,750,000    B-/Caa2     Houston Airport System Special Facilities Revenue,
                            5.7%, 7/15/29                                            2,503,725
     500,000    BBB/Baa2    Sabine River Authority Pollution Control Revenue,
                            6.15%, 8/1/22                                              541,715
                                                                                   -----------
                                                                                   $17,243,517
                                                                                   -----------
                            Vermont - 0.5%
   1,500,000    A-/A3       Vermont Educational & Health Buildings Financing
                            Agency Revenue, 6.0%, 10/1/28                          $ 1,677,225
                                                                                   -----------
                            Virginia - 1.4%
   1,000,000    BBB/Baa3    Peninsula Ports Authority, 6.0%, 4/1/33                $ 1,038,720
   4,000,000    BB/NR       Pocahontas Parkway Association of Virginia Toll
                            Road Revenue, 5.5%, 8/15/28                              3,630,560
                                                                                   -----------
                                                                                   $ 4,669,280
                                                                                   -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04 (unaudited)                       (continued)
--------------------------------------------------------------------------------

                 S&P/
  Principal     Moody's
    Amount      Ratings                                                                     Value
                           Washington - 5.5%
 $ 4,710,000    AAA/Aaa    Spokane Public Facilities District Hotel/Motel Tax
                           & Sales, 5.75%, 12/1/27                                 $    5,294,699
   7,025,000    BBB/Baa3   Tobacco Settlement Authority Washington, 6.625%,
                           6/1/32                                                       6,754,116
  14,315,000    AAA/Aaa    Washington State General Obligation, 0.0%,
                           6/1/22                                                       6,119,949
                                                                                   --------------
                                                                                   $   18,168,764
                                                                                   --------------
                           Wyoming - 1.5%
   5,000,000    BB+/Ba3    Sweetwater County Solid Waste Disposal Revenue,
                           6.9%, 9/1/24                                            $    5,081,050
                                                                                   --------------
                           TOTAL TAX-EXEMPT OBLIGATIONS
                           (Cost $409,040,749)                                     $  422,469,614
                                                                                   --------------
    Shares                 TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.1%
                           of Net Assets
   3,775,289               BlackRock Provident Institutional Municipal Fund        $    3,775,289
                                                                                   --------------
                           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                           (Cost $3,775,289)                                       $    3,775,289
                                                                                   --------------
                           TOTAL INVESTMENTS IN SECURITIES - 128.7%
                           (Cost $412,816,038) (d) (e)                             $  426,244,903
                                                                                   --------------
                           OTHER ASSETS AND LIABILITIES - 1.8%                     $    5,821,711
                                                                                   --------------
                           PREFERRED SHARES AT
                           REDEMPTION VALUE - (30.5)%                              $ (101,000,000)
                                                                                   --------------
                           NET ASSETS APPLICABLE TO COMMON
                           SHAREOWNERS - 100.0%                                    $  331,066,614
                                                                                   ==============


14   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NR:    Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities
       Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
       October 31, 2004 the value of these securities amounted to $974,690 or
       0.3% of net assets applicable to common shareholders.
+      Prerefunded bonds have been collaterized by cash sufficient to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
++     Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(a)    Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)    This security, or portion thereof, has been purchased on a "when issue"
       basis.
(c)    Security is in default and is non-incoming producing.
(d)    The concentration of investments by type of obligation/market sector is as follows:
       Insured                                                                             14.7%
       General Obligation                                                                   1.8
       Revenue Bonds:
         Health Revenue                                                                    25.0
         Airport Revenue                                                                   14.5
         Tobacco Revenue                                                                    9.9
         Pollution Control Revenue                                                          8.8
         Education Revenue                                                                  6.7
         Development Revenue                                                                6.3
         Power Revenue                                                                      3.9
         Facilities Revenue                                                                 2.8
         Other                                                                              2.0
         Transportation Revenue                                                             1.6
         Housing Revenue                                                                    1.5
         Utilities Revenue                                                                  0.3
         Water Revenue                                                                      0.2
                                                                                         -----
                                                                                          100.0%
                                                                                         =====
(e)    At October 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $412,149,345 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                              $  29,502,769

       Aggregate gross unrealized loss for all investments in which there is an     (15,407,211)
       excess of tax cost over value                                              -------------
                                                                                  $  14,095,558
       Net unrealized gain                                                        =============

       For financial reporting purposes net unrealized gain on investments was $13,428,865 and cost of investments aggregated $412,816,038

Purchases and sales of securities (excluding temporary cash investments) for the six months ended October 31, 2004, aggregated $68,121,396 and $68,745,116, respectively.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $412,816,038)      $426,244,903
  Receivables -
   Investment securities sold                                        79,513
   Interest                                                       8,742,063
  Prepaid expenses                                                   23,600
                                                               ------------
     Total assets                                              $435,090,079
                                                               ------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $  2,621,727
   Net interest rate swaps payable                                   37,123
  Unrealized depreciation on interest rate swaps                     25,050
  Due to affiliates                                                 218,576
  Administration fee payable                                         25,481
  Accrued expenses                                                   95,508
                                                               ------------
     Total liabilities                                         $  3,023,465
                                                               ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to
   4,040 shares                                                $101,000,000
                                                               ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                              $315,162,552
  Undistributed net investment income                               987,377
  Accumulated net realized gain on investments and
   interest rate swaps                                            1,512,870
  Net unrealized gain on investments                             13,428,865
  Net unrealized loss on interest rate swaps                        (25,050)
                                                               ------------
     Net assets applicable to common shareowners               $331,066,614
                                                               ============
NET ASSET VALUE PER SHARE:
  No par value, (unlimited number of shares authorized)
   Based on $331,066,614/22,120,893 common shares              $      14.97
                                                               ============

16   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 10/31/04

INVESTMENT INCOME:
  Interest                                                              $14,200,881
                                                                        -----------
EXPENSES:
  Management fees                                       $  1,279,170
  Administration fees                                        149,237
  Transfer agent fees and expenses                            24,582
  Auction agent fees                                         134,533
  Custodian fees                                              10,005
  Registration fees                                           11,241
  Professional fees                                           28,701
  Printing expense                                             8,661
  Trustees' fees                                               4,581
  Miscellaneous                                               16,440
                                                        ------------
     Total expenses                                                     $ 1,667,151
                                                                        -----------
       Net investment income                                            $12,533,730
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND INTEREST RATE SWAPS:
  Net realized gain (loss) from:
   Investments                                          $  3,042,821
   Interest rate swaps                                      (358,894)   $ 2,683,927
                                                        ------------    -----------
  Change in net unrealized gain (loss) on:
   Investments                                          $  2,842,625
   Interest rate swaps                                    (1,161,850)   $ 1,680,775
                                                        ------------    -----------
     Net gain on investments and interest rate swaps                    $ 4,364,702
                                                                        -----------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                   $  (600,050)
                                                                        -----------
   Net increase in net assets applicable to common
     shareowners resulting from operations                              $16,298,382
                                                                        ===========



The accompanying notes are an integral part of these financial statements.   17

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 10/31/04 and the Period Ended 4/30/04

                                                        Six Months           7/21/03
                                                          Ended          (Commencement of
                                                         10/31/04         Operations) to
                                                       (unaudited)           4/30/04
FROM OPERATIONS:
   Net investment income                            $ 12,533,730        $ 17,506,653
   Net realized gain (loss) on investments and
     interest rate swaps                               2,683,927          (1,231,658)
   Net unrealized gain on investments and
     interest rate swaps                               1,680,775          11,723,040
   Distributions to preferred shareowners from
     net investment income                              (600,050)           (539,580)
                                                    ------------        ------------
     Net increase in net assets applicable to
       common shareowners                           $ 16,298,382        $ 27,458,455
-------------------------------------------------   ------------        ------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
   Net investment income
     ($0.54 and $0.72 per share, respectively)      $(11,945,282)       $(15,907,493)
                                                    ------------        ------------
     Total dividends to common shareowners          $(11,945,282)       $(15,907,493)
                                                    ------------        ------------
FROM TRUST SHARE TRANSACTIONS:
   Net proceeds from the issuance of
     common shares                                  $          -        $293,662,500
   Net proceeds from underwriters'
     over-allotment option exercised                           -          21,487,500
   Reinvestment of distributions                               -           1,673,643
   Changes in estimated common share
     offering expenses                                   123,849            (660,000)
   Changes in estimated preferred share
     offering expenses                                         -          (1,224,943)
-------------------------------------------------   ------------        ------------
     Net increase in net assets applicable to
       common shareowners resulting from
       Trust share transactions                     $    123,849        $314,938,700
-------------------------------------------------   ------------        ------------
     Net increase in net assets applicable to
       common shareowners                           $  4,476,949        $326,489,662
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
   Beginning of period                               326,589,665             100,003
                                                    ------------        ------------
   End of period (including undistributed net
     investment income of $987,377 and
     $998,979, respectively)                        $331,066,614        $326,589,665
                                                    ============        ============

18   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                    Ended
                                                                  10/31/04          July 21, 2003 to
                                                                 (unaudited)       April 30, 2004 (b)
Per Common Share Operating Performance (a)
Net asset value, beginning of period                              $ 14.76              $ 14.33+
                                                                  --------             --------
Increase (decrease) from investment operations:
  Net investment income                                           $  0.57              $  0.80
  Net realized and unrealized gain on investments
   and interest rate swaps                                           0.21                 0.46
  Distributions to preferred shareowners from net
   investment income                                                (0.03)               (0.02)
                                                                  --------             --------
  Net increase from investment operations                         $  0.75              $  1.24
Distributions to common shareowners:
  Net investment income                                             (0.54)               (0.72)
Changes in (estimated) with respect to issuance of:
  Common shares                                                         -*               (0.03)
  Preferred shares                                                      -                (0.06)
                                                                  --------             --------
Net increase in net asset value                                   $  0.21              $  0.43
                                                                  ========             ========
Net asset value, end of period**                                  $ 14.97              $ 14.76
                                                                  --------             --------
Market value, end of period**                                     $ 14.45              $ 13.70
                                                                  --------             --------
Total return++                                                       9.54%               (4.11)%
Ratios to average net assets of common shareowners
  Net Expenses+++                                                    1.03%***             0.95%***
  Net investment income before preferred share dividends             7.72%***             6.91%***
  Preferred share dividends                                          0.37%***             0.21%***
  Net investment income available to common shareowners              7.35%***             6.70%***
Portfolio turnover                                                     17%                  54%
Net assets of common shareowners, end of period
  (in thousands)                                                 $331,067             $326,590
Preferred shares outstanding (in thousands)                      $101,000             $101,000
Asset coverage per preferred share, end of period                $106,947             $105,839
Average market value per preferred share                         $ 25,000             $ 25,000
Liquidation value per preferred share                            $ 25,000             $ 25,000
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses
  Net Expenses+++                                                    1.03%***             0.96%***
  Net investment income before preferred share dividends             7.72%***             6.90%***
  Preferred share dividends                                          0.37%***             0.21%***
  Net investment income available to common shareowners              7.35%***             6.69%***

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)  Trust shares were first publicly offered on July 18, 2003.
*    Amount is less than $0.01 per share.
** Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
***  Annualized.
+ Net asset value immediately after the closing of the first public offering was $14.30.
++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
+++ Ratios do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Municipal High Income Trust (the "Trust") was organized as a Delaware statutory trust on March 13, 2003. Prior to commencing operations on July 21, 2003, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. PIM has agreed to reimburse the amount by which the aggregate of all the Trust's organizational expenses and offering costs for common shares (other than the sales load) exceeds $0.03 per share of common share offering. The investment objective of the Trust is to seek a high level of current income exempt from regular federal income tax and the Trust may seek capital appreciation to the extent that it is consistent with its primary investment objective.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities.

The Trust invests in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. The values of interest rate swaps are determined by obtaining dealer quotations. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of October 31, 2004, there were no securities fair valued.

     Discount and premium on fixed income securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Interest income is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid in-capital, depending on the type of book/tax differences that may exist.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

     At April 30, 2004, the Trust had a capital loss carryforward of $1,170,962 which will expire in 2012 if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid to common and preferred shareowners during the period ended April 30, 2004 was as follows:

-----------------------------------------------------------------------------
                                2004
 Distributions paid from:
  Tax exempt income        $16,447,073
  Long-term capital gain             -
                           -----------
 Total                     $16,447,073
                           -----------
-----------------------------------------------------------------------------

     The following shows components of distributable earnings on a fed eral income tax basis at April 30, 2004.

-----------------------------------------------------------------------------
                                         2004
 Undistributed tax-exempt income   $   431,774
 Capital loss carryforward          (1,170,962)
 Unrealized appreciation            12,290,150
                                   -----------
 Total                             $11,550,962
                                   -----------
-----------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and the tax deferral of losses on wash sales.

C.   Automatic Dividend Reinvestment Plan

     All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by

Pioneer Municipal High Income Trust
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

     notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement
PIM manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

Pioneer Municipal High Income Trust
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04 (unaudited)                 (continued)
-----------------------------------------------------------------------------

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton Administrators, L.P. a monthly fee at an annual rate of 0.07% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses (excluding organizational and offering costs for common and preferred shares, interest expenses, the cost of defending or prosecuting any claim or litigation to which the Trust is a party, (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses) to 0.80% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense. Under this agreement, PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Trust if the Trust's total expenses are less than 0.80% of average daily managed assets. As of October 31, 2004, the Trust's expenses were not reduced under such arrangements.

3. Transfer Agents
Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Preferred Shares (APS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

Pioneer Municipal High Income Trust
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

4. Interest Rate Swaps
The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. The cost of leverage may rise with an increase in interest rates, generally having the effect of lower yields and potentially lower dividends. Interest rate swaps can be used to "lock in" the cost of leverage and reduce the negative impact that rising short-term interest rates would have on the Trust's leveraging costs.

An interest rate swap is an agreement between two parties, which involves exchanging a floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of net interest payments between the parties. For financial reporting purposes, the Trust records the net receivable or payable for the net interest expected to be received or paid as net realized gains or losses from interest rate swaps in the Statement of Operations. During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) closing the contract and the cost basis of the contract. The Trust is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Trust does not anticipate non-performance by any counterparty.

Under the terms of the agreement entered into by the Trust, the Trust receives a floating rate of interest and pays a fixed rate of interest for the term. Details of the swap agreement outstanding as of October 31, 2004 were as follows:

------------------------------------------------------------------------------------
                 Termination      Notional      Fixed                    Unrealized
 Counterparty        Date       Amount (000)    Rate    Floating Rate   Depreciation
-------------- --------------- -------------- -------- --------------- -------------
 UBS AG        April 5, 2009       $50,000    2.665%   1 month BMA       $ (25,050)
------------------------------------------------------------------------------------

5. Trust Shares
There are an unlimited number of common shares of beneficial interest authorized. Of the 22,120,893 common shares of beneficial interest outstanding at October 31, 2004, PIM owned 6,981 shares.

Pioneer Municipal High Income Trust
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04 (unaudited)                 (continued)
-------------------------------------------------------------------------------

Transactions in common shares of beneficial interest for the six months ended October 31, 2004 and the period from July 21, 2003 (commencement of investment operations) to April 30, 2004 were as follows:

-----------------------------------------------------------------------------
                                             9/04          4/04
  Shares issued in connection with
  initial public offering                         -    20,500,000
  Shares issued from underwriters'
  over-allotment option exercised                       1,500,000
  Reinvestment of distributions                   -       113,912
                                                  -    ----------
  Net increase in shares outstanding              -    22,113,912
  Shares outstanding at beginning
  of period                                       -         6,981
                                                  -    ----------
  Shares outstanding at end of period    22,120,893    22,120,893
                                         ----------    ----------
-----------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of October 31, 2004, there were 4,040 Auction Preferred Shares ("APS") as follows: Series A-2,000 and Series B-2,040.

Dividends on Series A and Series B APS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 0.96% to 1.55% during the six months ended October 31, 2004.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The APS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The APS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

Pioneer Municipal High Income Trust
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

The holders of APS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of APS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

6. Subsequent Events
Subsequent to October 31, 2004 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.09 per common share payable November 30, 2004, to shareowners of record on November 15, 2004.

For the period November 1, 2004 to November 30, 2004, dividends declared on preferred stock totaled $139,354 in aggregate for the two outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)
During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

-----------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-----------------------------------------------------------------------------

Officers                                 Trustees

John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 6-month period ended October 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

-----------------------------------------------------------------------------
HOW TO CONTACT PIONEER
-----------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                   1-800-710-0935

Telecommunications Device for the Deaf (TDD)          1-800-231-5469


Or write to Mellon Investor Services LLC:

For                                                   Write to
 General inquiries, lost dividend checks              P.O. Box 3315
                                                      South Hackensack, NJ
                                                      07606-1915
 Change of address, account consolidation             P.O. Box 3316
                                                      South Hackensack, NJ
                                                      07606-1916
 Lost stock certificates                              P.O. Box 3317
                                                      South Hackensack, NJ
                                                      07606-1917
 Stock transfer                                       P.O. Box 3312
                                                      South Hackensack, NJ
                                                      07606-1912
 Dividend reinvestment plan (DRIP)                    P.O. Box 3338
                                                      South Hackensack, NJ
                                                      07606-1938

Please consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Trust and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com



16550-00-1204
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $N/A.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.